Critical accounting estimates and judgements	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgments [Abstract]
Critical accounting estimates and judgements	Critical accounting estimates and judgements
In the application of the Group’s accounting policies the directors are required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
Critical accounting estimates
The estimates and underlying assumptions are reviewed on an ongoing basis. The critical estimates that the directors have made in the process of applying the Group's accounting policies that have the most significant effect on the amounts recognised in the financial statements are discussed below.
Recognition of revenue
Revenue is recognised upon the satisfaction of performance obligations, which occurs when control of the good or service transfers to the customer. Control transfers over time in relation to the majority of research and design activities performed during the years ended December 31, 2022 and 2021. Total or external costs or labour hours incurred are utilised as the relevant input method in order to estimate the extent to which the performance obligations satisfied over time have been satisfied at the end of the reporting period depending on the nature of the arrangement. Estimation of the future costs to be incurred in the satisfaction of performance obligations delivered over time, inclusive of any costs relating to the substitution of targets where allowed in accordance with a specific collaboration agreement, is considered to be a key source of estimation uncertainty in relation to the recognition of revenue in any given period.
No changes to estimated total projected external costs were noted during the year ended December 31, 2022 that had a significant impact on revenues recognised during the period. During the year ended December 31, 2021, the Group reassessed its estimate of total projected external costs to be incurred over the course of its collaboration with Celgene. As a result of changes in the competitive landscape during the period and additional estimated costs relating to the design and profiling of additional candidate compounds to further support the Group’s patent applications, the Group’s expectations of total projected external costs at December 31, 2021 were 33% higher at December 31, 2021 than at December 31, 2020.
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated future costs to be incurred in the delivery of partially unsatisfied performance obligations relating to the Group’s revenue contracts as at December 31, 2022.

	Change in Estimated Future Costs	Effect on Profit Before Tax	Effect on Equity
		£’000	£’000
Impact on change in the estimated future costs to be incurred in delivering partially unsatisfied performance obligations	+10%	(821)	(821)
	-10%	844	844
3.Critical accounting estimates and judgements (continued)
Revenue (continued)
Revenue from potential milestones or royalties are typically not recognised at the initiation of a contract. Upfront payments that include performance obligations are recognised as those obligations are satisfied. In addition no profit is recognised as costs are incurred until such a time as costs and time to programme completion can be reasonably estimated, with revenues recognised equal to a percentage of costs incurred until that time. As a result of this, until total costs and time to completion can be reliably estimated, a gross loss may be recognised on individual customer contracts despite the expectation that the relevant contract will be profitable overall.
Leases
In applying IFRS 16 ‘Leases’, management has made estimates in determining an appropriate asset-specific discount rate to apply with respect to leases commencing during the period as it was not possible to identify the interest rate implicit in the leases which the Group entered into. Although the Group does not expect its estimates of the incremental borrowing rates to generate material differences within a reasonable range of sensitivities, judgement is involved in selecting an appropriate rate, and the rate selected for each lease will have an impact on the value of the lease liability and corresponding right-of-use asset in the statement of financial position.
Gates Foundation private placement buy-back rights
Under the terms of the Company’s private placement with the Gates Foundation, the latter has the right to sell, or require the Group to buy-back any shareholdings in the Group held by the Gates Foundation at the higher of the public offering price and the market value of the shares if the Group is in breech of certain terms within the agreement. This right constitutes a derivative financial liability for the Company which is recognised at fair value through profit and loss. The Group has assessed the likelihood of a default occurring as very low as at December 31, 2022, and as such the fair value of this liability has been estimated as nil at the balance sheet date.
Fair value of the Group’s investment in GTA
As at December 31, 2022 the Group holds a number of ordinary and preference shares in GTA at fair value through other comprehensive income. GTA is an unlisted early-stage business, with projects in the discovery and development stages of drug development which are pre-revenue generation. As such the key source of estimation uncertainty is the value per share of these unlisted equity securities. The shares in question are very illiquid, and the primary valuation input is cost or the price of recent investment where third party share acquisition transactions have taken place adjusted to reflect other factors as appropriate.
The Group has also assessed the impact of the COVID-19 pandemic and the impact of the current war in Ukraine on this investment, and does not consider that any revaluation is required as a result of these events. Finally the Group has assessed changes in relevant market equity indexes, with specific reference to changes in the NASDAQ Biotechnology Index over the period in question, with no revaluation required as a result.
3.Critical accounting estimates and judgements (continued)
Share-based payments provision
The Group operates equity-settled share-based compensation plans whereby certain employees of the Group are granted equity awards in the Company in the form of share options, restricted share units (“RSUs”), performance options and performance share units. Prior to the Group's IPO in October 2021 a significant estimate was present in relation to determining the market value of the underlying shares at the award grant date. In 2022 the level of estimation uncertainty relating to establishing the fair value of equity awards with no associated performance conditions is considered to be low due to the presence of an external share price at the date of grant.
Performance options and performance share units were granted to members of the executive management team in April 2022, all of which contain market-based performance conditions. Whilst a significant estimate has not been identified in relation to the market value of the underlying shares, estimation is present in relation to establishing the probability that the related market-based performance conditions will be achieved, and this estimation is deemed to have a significant impact on the fair value of the performance awards at the grant date.
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated probability of meeting the market condition as assessed at the grant date for those awards granted in the period with market-based performance conditions.

	Change in % Complete Estimate	Effect on Profit Before Tax	Effect on Equity
		£’000	£’000
Impact of change in estimated % likelihood of meeting the market-based performance condition as assessed at the award grant date	+10%	(297)	(297)
	-10%	297	297

Accounting judgements
In the process of applying the Group’s accounting policies, management has made the following judgements which have the most significant effect on the amounts recognised in the financial statements:
Recognition of revenue
Management judgement is required to determine the performance obligations under each agreement and appropriately allocate revenue to the identified performance obligations in line with IFRS 15. Judgement is also required in determining the point at which the total costs to be incurred in delivering a performance obligation can be reliably estimated such that revenue can be recognised in excess of recoverable costs incurred. Further judgement is required to determine whether sources of variable consideration are constrained as at the end of the reporting period as a result of it not being highly probable that a significant reversal in the amount of cumulative revenue recognised would not occur when the uncertainty associated with the variable consideration is subsequently resolved. Constraint is typically considered to be removed in relation to milestone/opt-in amounts when written confirmation of achievement has been provided by the counterparty or achievement has been ratified at a project Joint Steering Committee.
3.Critical accounting estimates and judgements (continued)
Loss-making contracts
Management judgement is required in order to determine whether the unavoidable costs of meeting the obligations under each customer collaboration arrangement, inclusive of both costs that relate directly to the contract and an allocation of other costs, exceed the economic benefits expected to be received under it. Where such costs are in excess of the Group’s best estimate of future revenues to be generated from the arrangement a provision is recorded in accordance with IAS 37.
The company has assessed the value of the remaining transaction price relating to the outstanding performance obligations relative to the value of the estimated remaining unavoidable costs of meeting the obligations under contracts relating to the Group’s customers and determined that no onerous contract provision is required as at December 31, 2022.
Goodwill and Pharmacoscopy IP intangible impairment
The Group assesses annually, or whenever there is a change in circumstances, whether goodwill or acquired IP may be impaired. Determining whether an impairment exists requires estimation of the recoverable amount of the CGU to which the goodwill and acquired IP relate, being equal to the higher of its value in use and fair value less costs to sell.
From January 1, 2022 the Group changed its designation of the CGU within which the goodwill and other intangibles relate, with one CGU identified across the Group relating to its drug discovery activities following the integration of the Allcyte business acquired by the Group in August 2021 into the Group’s wider activities during the current year. As at December 31, 2021 the activities of that entity were deemed a separate CGU and the impairment review performed on that basis. This determination constitutes a significant judgement.
The value in use calculation is also judgmental in nature, and requires the Group to make a number of estimates relating to the future cash flows expected to arise from the CGU spanning drug discovery, development, regulatory approval and commercialisation, as well as a suitable discount rate in order to calculate present value. The cash flow projections are further risk adjusted based on observable market comparables to take into account the probability of successfully commercialising a drug at each stage of its development. Sensitivity analysis is performed in order to determine whether reasonable changes in significant assumptions would lead to the carrying value exceeding its recoverable amount. When the carrying value of the CGU exceeds its recoverable amount, the CGU is considered impaired and the assets in the CGU are written down to their recoverable amount. Impairment losses are recognised in the consolidated statement of loss and other comprehensive income. A detailed impairment assessment was performed as of December 31, 2022, with no impairment noted and no reasonable changes in significant assumptions were identified that would lead to the carrying amount exceeding its recoverable amount.
Leases
In applying IFRS 16 ‘Leases’, management has applied judgement in respect of the lease term in order to determine whether the Group is reasonably certain to exercise extension options or invoke break clauses included in the lease contracts. For all of the Group's leased properties management have determined that it is not reasonably certain that extension options will be exercised and/or break clauses not utilised as at December 31, 2022 and as such the lease term in each instance has been set with reference to the break clause date rather than the lease end date.
3.Critical accounting estimates and judgements (continued)
Deferred tax recoverability
Management has made a judgement about the availability of future taxable profit against which deductible temporary differences and tax losses carried forward can be utilised. At December 31, 2022, the Group has decided not to recognise a UK deferred tax asset of £42,358,000 (2021: asset of £31,756,000) relating to losses and other timing differences due to the uncertainty involved in determining the future profitability of the Group.